Investment Strategy - Sapient Quality Select ETF	Mar. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in companies that Sapient Capital, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes exhibit both quality and growth characteristics across sectors and geographies. The Sub-Adviser seeks to predominantly invest in companies that have demonstrated one or more of the following traits:

Strong Growth Attributes	•solid revenue, EBITDA, and cash from operations growth •solid free cash flow growth •a positive trend in estimated earnings •the potential for dividend growth and/or yield growth
Attractive Quality Attributes
•a high percentage of cash flow to sales or cash flow to net income
•high correlation of asset growth to sales growth
•high levels of free cash flow and absolute cash from growth
•manageable/reasonable levels of debt

Above Average Profitability	•high levels of return on assets and return on equity •strong operating margins and cash flow margins •meaningful and/or expanding return on invested capital and weighted average cost of capital spread

Attractive Valuation Attributes
▪reasonable absolute price-to-earnings (P/E); enterprise value-to-earnings before interest, taxes, depreciation & amortization (EV/EBITDA); enterprise value-to-sales (EV/Sales); and enterprise value-to-cash flow (EV/Cash Flow) ratios
▪attractive relative valuations vs. peers and the market

Strong Management Profile	•strong management teams with a history of intelligent capital allocation and commitment to shareholder value
These quality and growth characteristics are subject to change.
The Sub-Adviser begins its investment process by analyzing the overall market to identify long-term themes and areas of change or growth. These may include broad trends or transformations—such as technological innovation, demographic shifts, changes in government policy, geopolitical developments, or evolving market conditions—that are reshaping the economy, labor markets, capital flows, or productivity. The Sub-Adviser focuses on these types of catalysts that it believes can drive sustained growth over time.
During this stage of the investment process, the Sub-Adviser identifies or excludes specific sectors or industries based on the Sub-Adviser’s expectations for how such sectors or industries will be affected by the above catalysts. For example, the recent emergence of artificial intelligence as a major area of change and growth has created opportunities across several industries, including data center construction, semiconductors, large-scale cloud computing (“hyper-scalers”), and power generation.
After selecting specific sectors or industries to focus on, the Sub-Adviser develops a list of companies it believes are most likely to be meaningfully affected by these long-term themes and changes. Each such company is then evaluated through a quantitative screening process that assigns a score based on the quality and growth characteristics described above.
The final stage of the investment process involves a detailed fundamental review of companies that have been identified by the Sub-Adviser’s quantitative screening process for their quality and growth characteristics. At this stage, the Sub-Adviser conducts in-depth research to identify companies that are well-positioned to benefit from one or more of the identified themes or market trends.
Using a bottom-up approach, the Sub-Adviser evaluates each company’s financial health and business fundamentals. This includes reviewing metrics such as debt-to-equity ratios, dividend policies and payout ratios, free cash flow margins, earnings quality, and valuation measures. The Sub-Adviser also considers the demand for a company’s products and services, its competitive advantages relative to peers, and the skill and discipline of its management team.
Following this fundamental analysis, the Sub-Adviser selects a portfolio of companies that individually or collectively are expected to benefit from the themes and changes the firm has identified. The Sub-Adviser generally views investments as long-term holdings (typically one year or more), but the Fund may hold securities for shorter periods when circumstances change—for example, if the investment thesis weakens, market conditions shift, or a more compelling opportunity arises.
In addition to the above strategy for selecting individual companies, the Sub-Adviser may invest a portion of the Fund’s assets in U.S.-listed equity securities, depositary receipts, or ETFs that enable broad exposure to the U.S. or global equity market or a variety of sectors, industries, geographic regions or countries (e.g., emerging markets), factors (e.g., market capitalizations, volatility, or inflation sensitivity), and strategies or styles (e.g., growth or dividend-paying stocks). The Fund typically invests in U.S. and foreign securities, including common stocks, depositary receipts, and real estate investment trusts that have a market capitalization of greater than $500 million. The Fund’s foreign security exposure generally will be obtained through investments in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) or through ETFs that have exposure to foreign securities. In addition, the Fund may invest without limit in foreign securities.
The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.